Other Receivables and Prepayments, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Receivables And Prepayments Net [Abstract]
Bad debt expense	$ 26,688
Recovery of bad debt	$ 17,913
Bad debts on other receivables		$ 499	$ 16,403